Other operating expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Detailed Information on Other Operating Expense

	December 31, 2024	December 31, 2023
Net impairment loss on trade receivables	$12,760	$1,498
Restructuring and related costs	17,046	1,512
Acquisition related costs	—	773
	$29,806	$3,783